EQUITY AWARDS	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EQUITY AWARDS
EQUITY AWARDS

Employees of the Company are eligible to receive equity awards from our parent, Verso. Verso’s Amended and Restated 2008 Incentive Award Plan, or the “Incentive Plan,” authorizes the issuance of stock awards covering up to 11,000,000 shares of our common stock.  Under the Incentive Plan, stock awards may be granted to employees, consultants, and directors upon approval by the board of directors.

Verso has issued non-qualified stock options to certain non-employee directors that vest upon grant and expire 10 years from the date of grant.  Verso has also issued time-based non-qualified stock options to officers and management employees in 2014, 2013, and 2012.  The time-based options vest one to three years from the date of grant and expire seven years from the date of grant.

A summary of stock option plan activity (including the performance-based options) for the years ended December 31, 2014, 2013, and 2012 is provided below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
December 31, 2011	1,781,499	$3.90	$2.59
Options granted	2,193,701	1.46	1.07
Forfeited	(90,007)	3.48	2.52
December 31, 2012	3,885,193	2.53	1.73
Options granted	564,442	1.29	0.93
Forfeited	(15,929)	1.53	1.09
December 31, 2013	4,433,706	2.38	1.63
Options granted	2,072,108	2.98	2.34
Exercised	(41,828)	2.51	1.73
December 31, 2014	6,463,986	$2.57	$1.86	4.6
Options exercisable on December 31, 2014	3,297,814	$2.70		3.3	$3,571
Options expected to vest as of December 31, 2014	3,166,172	2.43			3,158

On December 31, 2014, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $5.93.

We used the Black-Scholes option pricing model to estimate the fair value of stock options granted in 2014, 2013, and 2012, with the following assumptions:

	2014	2013	2012
Expected weighted-average life of options granted	4.5 years	4.5 years	3.0 - 5.0 years
Range of volatility rates based on historical industry volatility	115.45% - 116.47%	100.52%	94.39% - 102.22%
Range of risk-free interest rates	1.66% - 1.74%	0.81%	.57% - .83%
Expected dividend yield	—	—	—

Based on Verso’s limited exercise history, Verso uses the simplified method of calculating expected lives of options granted per ASC Topic 718-10-S99.  Expected volatility is estimated using historical industry volatility blended with Verso’s historical volatility.  The dividend yield is assumed to be zero since we have no current plans to declare dividends.  The risk-free interest rates are based on the market yield of U.S. Treasury securities.

On December 31, 2014, there was $5.0 million of unrecognized compensation cost related to stock options which is expected to be recognized over a weighted-average period of approximately 2.1 years.  For the years presented, the total intrinsic value of options exercised, cash received and tax benefits realized from options exercised were immaterial to our consolidated financial statements.

In 2014, Verso issued 146,155 restricted stock awards to its executives, directors, and certain senior managers with a weighted-average grant date fair value of $3.07 per share, based on the closing market price of our common stock on the date of grant.  Verso also issued 295,336 and 320,414 restricted stock awards to its executives and senior management in 2013 and 2012, respectively.  The 2013 and 2012, restricted stock awards had weighted average grant date fair values of $1.29 and $1.20, respectively, which was equal to the closing market price of our common stock on the date of grant. The restrictions lapse in equal annual installments on each of the first three anniversaries of the date of grant.  As of December 31, 2014, there was $0.5 million of unrecognized compensation cost related to restricted stock awards which is expected to be recognized over a weighted-average period of approximately 1.3 years.  The restrictions on these shares automatically lapse in the event of a change of control as defined in the Incentive Plan.

We recognized equity award expense of $1.8 million for each of the years ended December 31, 2014, and 2013 and $2.7 million for the year ended December 31, 2012.